8-K DEI Document and Entity Information	May 21, 2020
Entity Information [Line Items]
Entity Central Index Key	0000906345
Title of 12(b) Security	Common Shares of Beneficial Interest, $.01 par value
Document Type	8-K
Document Period End Date	May 15, 2020
Entity Incorporation, State or Country Code	TX
Entity File Number	1-12110
Entity Tax Identification Number	76-6088377
Entity Registrant Name	CAMDEN PROPERTY TRUST
Entity Address, Address Line One	11 Greenway Plaza, Suite 2400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	(713)
Local Phone Number	354-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	CPT
Security Exchange Name	NYSE
Amendment Flag	false